Average Annual Total Returns - NVIT SP 500 Index Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Class IV Shares 1 Year	Class IV Shares 5 Years	Class IV Shares 10 Years	Class Y Shares 1 Year	Class Y Shares 5 Years	Class Y Shares 10 Years	S&P 500® Index (reflects no deduction for fees or expenses) 1 Year	S&P 500® Index (reflects no deduction for fees or expenses) 5 Years	S&P 500® Index (reflects no deduction for fees or expenses) 10 Years
Total	18.19%	14.94%	13.60%	17.85%	14.65%	13.37%	18.12%	14.92%	13.58%	18.24%	15.03%	13.69%	18.40%	15.22%	13.88%